Annual Total Returns - StrategicAdvisersFidelityInternationalFund-PRO - StrategicAdvisersFidelityInternationalFund-PRO - Strategic Advisers Fidelity International Fund - Strategic Advisers Fidelity International Fund
Apr. 29, 2023
Bar Chart Table:
Annual Return 2013	24.12%
Annual Return 2014	(4.48%)
Annual Return 2015	2.94%
Annual Return 2016	(2.98%)
Annual Return 2017	27.72%
Annual Return 2018	(14.45%)
Annual Return 2019	25.61%
Annual Return 2020	13.23%
Annual Return 2021	12.48%
Annual Return 2022	(17.77%)